Income Taxes - Summary of Balances of Recoverable Taxes (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recoverable taxes:
ISR	$ 69,326	$ 590,116	$ 479,032
IVA	516,114	463,539	350,536
Withholding taxes	31,955	176,542	200,393
IMPAC	23,781	24,338	24,338
Business flat tax (IETU)			1,929
Corporation taxes	11,515		15,329
Other	5,430	13,108	1,298
Total	$ 658,121	$ 1,267,643	$ 1,072,855